Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Total revenue		$ 41,360	$ 18,061	$ 14,887
Cost of revenue
Total cost of revenue	[1],[2]	44,038	20,239	17,297
Operating expenses:
Research and development	[1]	45,848	25,314	18,340
Sales and marketing	[1]	34,985	13,126	13,084
General and administrative	[1]	61,818	19,797	15,146
Depreciation and amortization		3,239	1,382	723
Total operating expenses		145,890	59,619	47,293
Loss from operations		(148,568)	(61,797)	(49,703)
Other income (expense)
Change in fair value of derivative liabilities		(12,588)	(863)	0
Change in fair value of warrant liability		4,085	0	0
Change in fair value of trading security		50	0	0
Loss on extinguishment of debt		(1,469)	(199)	(916)
Interest income (expense), net		(7,777)	(3,172)	443
Other income (expense)		1	45	0
Total other expense		(17,698)	(4,189)	(473)
Loss before income taxes		(166,266)	(65,986)	(50,176)
Provision for income taxes		53	8	50
Net loss		(166,319)	(65,994)	(50,226)
Other comprehensive income (loss)
Unrealized loss on available-for-sale securities		(677)	0	0
Foreign currency translation adjustment		(8)	9	0
Comprehensive loss		$ (167,004)	$ (65,985)	$ (50,226)
Net loss per common share:
Basic net loss per common share (in dollars per share)		$ (1.92)	$ (9.12)	$ (7.65)
Diluted net loss per common share (in dollars per share)		$ (1.92)	$ (9.12)	$ (7.65)
Weighted average shares outstanding:
Basic weighted average shares outstanding (in shares)		86,473,291	7,238,708	6,564,820
Diluted weighted average shares outstanding (in shares)		86,473,291	7,238,708	6,564,820
Hardware and other related revenue
Revenue:
Total revenue		$ 33,135	$ 14,264	$ 13,501
Cost of revenue
Total cost of revenue	[1],[2]	43,290	19,933	17,084
Software revenue
Revenue:
Total revenue		8,225	3,797	1,386
Cost of revenue
Total cost of revenue	[1],[2]	$ 748	$ 306	$ 213

[1]	Stock-based compensation expense included in cost of revenue and operating expenses is as follows:

Cost of hardware and other related revenue	$192	$15	$50
Cost of software revenue	18	—	1
Research and development	10,743	413	559
Sales and marketing	3,747	210	163
General and administrative	15,184	887	2,761
Total stock-based compensation	$29,884	$1,525	$3,534

[2]	Exclusive of depreciation and amortization shown in operating expenses below.